EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Non cash assets dividends	$ 47,701,000,000	$ 31,634,000,000	$ 35,068,000,000
Retained earnings
EQUITY
Reserves Allocation	647,208,000,000	207,832,672,505
Voluntary Reserve For Capital Investments [Member]
EQUITY
Reserves Allocation	205,820,000,000	66,094,574,608
Facultative Reserve to maintain the capital investments level and the current level of solvency
EQUITY
Non cash assets dividends	473,623,896
Contributed Surplus
EQUITY
Reserves Allocation	$ 853,028,000,000	$ 273,927,247,113